Fair Value of Financial Assets and Liabilities - Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on Recurring Basis (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Liabilities:
Short-term debt	$ (307)		$ (52)
Long-term debt	(3,185)		(3,747)		(4,128)
Carrying Amount [Member] | Level II [Member]
Assets:
Other financial assets	18		17
Derivative instruments-assets	1		2
Liabilities:
Short-term debt	(42)		(52)
Long-term debt	(608)	[1]	(606)	[1]
Other long-term debt	(245)		(19)
Derivative instruments-liabilities	(2)		(3)
Carrying Amount [Member] | Level I [Member]
Liabilities:
Short-term debt	(265)
Long-term debt	(2,332)		(3,122)
Estimated Fair Value [Member] | Level II [Member]
Assets:
Other financial assets	18		17
Derivative instruments-assets	1		2
Liabilities:
Short-term debt	(42)		(52)
Long-term debt	(635)	[1]	(609)	[1]
Other long-term debt	(245)		(19)
Derivative instruments-liabilities	(2)		(3)
Estimated Fair Value [Member] | Level I [Member]
Liabilities:
Short-term debt	(267)
Long-term debt	$ (2,453)		$ (3,296)

[1]	Represent bonds which are privately held (floating rate secured notes 2016).